                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY,  May 11, 2007
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $167,883 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



ARCH CAP GROUP LTG		ORD	G0450A105	2103	29000	29000				29000
AKAMAI TECHNOLOGIES INC		COM	00971T101	19413	399143	399143				399143
AMKOR TECHNOLOGY INC		COM	031652100	4512	286486	286486				286486
ARBINET THEXCHANGE INC		COM	03875P100	1925	319360	319360				31936
AVICI SYS INC			COM NEW	05367L802	6	850	850				850
BLOUNT INTL INC NEW		COM 	095180105	2852	218105	218105				218105
CBS CORP NEW			CL B	124857202	8828	264938	264938				264938
CNET NETWORKS INC			COM	12613R104	134	16307	16307				16307
CABELAS INC			COM	126804301	7771	351137	351137				351137
CONSECO INC			COM NEW	208464883	1986	95053	95053				95053
CRITICAL THERAPEUTICS INC		COM	22674T105	932	427524	427524				427524
EXELIXIS INC 			COM	30161Q104	204	16890	16890				16890
IDEARC INC			COM	451663108	8	219	219				219
IROBOT CORP			COM	462726100	474	23902	23902				23902
LEADIS TECHNOLOGY INC		COM	52171N103	138	39298	39298				39298
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	36780	6287137	6287137				6287137
MONOGRAM BIOSCIENCES INC		COM	60975U108	133	78849	78849				78849
OCCAM NETWORKS INC		COM NEW	67457P309	464	46497	69656				69656
PARAMETRIC TECHNOLOGY CORP	COM NEW	699173209	32	1477	1477				1477
PRUDENTIAL FINL INC		COM	744320102	2168	22296	22296				22296
SEALY CORP			COM	812139301	29403	1779813	1779813				1779813
TIME WARNER CABLE INC		CL A	88732J108	23359	596355	596355				5596355
VERASUN ENERGY CORP		COM	92336G106	6909	477120	477120				477120
VERIZON COMMUNICATIONS INC	COM	92343V104	181	4395	4395				4395
VIACOM INC NEW			CL B	92553P201	11029	264938	264938				264938
WASHINGTON GROUP INTL INC		COM NEW	938862208	5860	73237 	73237				73237
WORLDSPACE INC			CL A	981579105	279	57800	57800				57800


